Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

	2023	2022
	$	$
Trade payables	10,580	18,057
Other payables	5,231	5,005
Income taxes payable	—	716
Accrued liabilities	9,568	7,328
	25,379	31,106